Deferred revenue and deferred platform commission fees (Tables)	12 Months Ended
Dec. 31, 2025
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2024
Liabilities (Deferred Revenue)
January 1, 2024	349,522

Deferred during the year	293,923
Released to profit or loss	(310,861)

December 31, 2024	332,584

Current portion	222,693
Non-current portion	109,891

Assets (Deferred platform commission fees)
January 1, 2024	73,996

Deferred during the year	72,320
Released to profit or loss	(79,206)

December 31, 2024	67,110

2025
Liabilities (Deferred Revenue)
January 1, 2025	332,584

Deferred during the year	216,813
Released to profit or loss	(270,148)

December 31, 2025	279,249

Current portion	188,135
Non-current portion	91,114
Assets (Deferred platform comission fees)
January 1, 2025	67,110

Deferred during the year	56,557
Released to profit or loss	(69,113)

December 31, 2025	54,554